Shareholder Report, Line Graph (Details) 192083_ActivePassive U.S. Equity ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	May 02, 2023	Aug. 31, 2026
ActivePassive U.S. Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name					ActivePassive U.S. Equity ETF NAV
Accumulated Value	$ 16,123	$ 14,078	$ 11,078	$ 10,000	$ 19,505
CRSP US Total Market Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					CRSP US Total Market Total Return Index
Accumulated Value	$ 16,121	$ 13,926	$ 11,037	$ 10,000	$ 19,385